Acquisition Of Businesses (Tables)	12 Months Ended
Dec. 31, 2013
Acquisition Of Businesses [Abstract]
Schedule Of Non-Significant Business Acquisitions

Purchases of restaurant businesses:	2013	2012	2011
Property and equipment ...................................................................................................................	$2,186	$1,793	$1,704
Identifiable intangible assets...............................................................................................................	6,628	6,061	-
Goodwill...............................................................................................................................................	-	1,196	4,952
Assumed debt.....................................................................................................................................	(317)	-	-
Gain on bargain purchase of franchised restaurants...........................................................................	(3,827)	(1,161)	-
Purchase price...................................................................................................................................	4,670	7,889	6,656
Restaurants sold in exchange.............................................................................................................	(635)	-	-
Settlement of franchise receivables...................................................................................................	-	(1,885)	(663)
Seller financing.................................................................................................................................	(3,711)	-	-
Purchase price paid at acquisition date...............................................................................................	$324	$6,004	$5,993